GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
39,391,636	Great-West Bond Index Fund Institutional Class(a)	$ 360,433,464

TOTAL BOND MUTUAL FUNDS — 35.03% (Cost $389,795,774)		$360,433,464
EQUITY MUTUAL FUNDS
4,211,662	Fidelity® Emerging Markets Index Fund Institutional Class	47,044,269
13,820,713	Great-West International Index Fund Institutional Class(a)	142,353,342
22,696,392	Great-West S&P 500® Index Fund Institutional Class(a)	214,934,832
12,717,244	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	119,669,264
11,981,223	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	93,333,729

TOTAL EQUITY MUTUAL FUNDS — 60.01% (Cost $575,299,511)		$617,335,436
Account Balance		Fair Value
FIXED INTEREST CONTRACT
51,452,984(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	$ 51,452,984

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $51,452,984)		$51,452,984
TOTAL INVESTMENTS — 100.04% (Cost $1,016,548,269)		$1,029,221,884
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(384,174)
TOTAL NET ASSETS — 100.00%		$1,028,837,710

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2022

The following table is a summary of the transactions for each underlying investment during the period ended March 31, 2022, in which the issuer was an affiliate of the Fund, as defined in the Investment Company Act of 1940 (1940 Act).
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	39,391,636	$381,970,990	$36,161,075	$34,948,813	$(1,304,832)	$(22,749,788)	$1,669,182	$360,433,464	35.03%
					(1,304,832)	(22,749,788)	1,669,182	360,433,464	35.03
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	13,820,713	155,175,895	11,708,335	13,762,859	329,554	(10,768,029)	-	142,353,342	13.84
Great-West S&P 500® Index Fund Institutional Class	22,696,392	233,914,714	15,987,378	25,083,061	(952,138)	(9,884,199)	-	214,934,832	20.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	12,717,244	132,110,812	8,983,263	12,700,154	2,336,077	(8,724,657)	-	119,669,264	11.63
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,981,223	103,126,130	7,319,503	11,557,974	(258,101)	(5,553,930)	-	93,333,729	9.07
					1,455,392	(34,930,815)	-	570,291,167	55.43
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	51,452,984	54,705,844	3,798,759	7,216,895	-	-	165,276	51,452,984	5.00
					0	0	165,276	51,452,984	5.00
				Total	$150,560	$(57,680,603)	$1,834,458	$982,177,615	95.46%

March 31, 2022